Acquisitions	12 Months Ended
Dec. 31, 2020
Acquisitions
Acquisitions
24.	Acquisitions
Transaction with Zenith Group Holdings Co., Limited (“Zenith”)
In September 2018, the Group entered into an agreement to increase its shareholding to acquire the majority of equity interests in Zenith, the owner of a series of famous virtual singers, such as Luo Tianyi. Prior to this transaction, the Group owned 7.4% of equity interest in Zenith, which was accounted for as long-term investments using alternative measure method. The total consideration was RMB296.8 million in cash. Following the completion of this transaction in September 2018, the Group held approximately 71.9% of equity interests in Zenith and Zenith became a consolidated subsidiary of the Group.
The Group made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The purchase price allocation as the date of the acquisition is as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	30,252
Intangible assets
—Tradename	54,974	8 years
—Non-compete clause	2,230	3 years
Noncontrolling interests	(121,154)
Goodwill	360,039

Total	326,341

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	296,796
Fair value of previously held equity interests	29,545

Total	326,341

A gain of RMB
5.8
 million in relation to the revaluation of the previously held equity interests in Zenith was recorded in“Investment income, net”on the consolidated statements of operations and comprehensive loss for the year ended December
31
,
2018
. The fair value of the previously held equity interests was estimated based on the purchase price per share as of the acquisition date.
Goodwill arising from this acquisition was attributable to the synergies between virtual idols and the Group’s multiple business streams, including live broadcasting, advertising, games, virtual idol related derivative products and offline performance events. The goodwill recognized was not expected to be deductible for income tax purpose.
In the fourth quarter of 2019, the Group acquired the remaining 28.1% of equity interests in Zenith from noncontrolling shareholders with a total consideration of US$22.4 million (RMB156.5 million), which was accounted for as an equity transaction pursuant to ASC
810-10-45-23.
The difference between the fair value of the consideration and the carrying value of the noncontrolling interests was accounted for as deemed dividend to the noncontrolling shareholders and was recorded against additional paid-in
capital. No gain or loss was recorded by the Group.
Transactions with Chaodian
In July 2019, the Group entered into a series of agreements to acquire 72.0% of equity interests in Chaodian, which was subsequently diluted to 63.6% with capital injections from certain other noncontrolling interests. The total consideration of this acquisition consisted of RMB288.6 million paid to the existing third party shareholders and a direct capital injection amounting to RMB909.6 million. Chaodian runs various offline events such as flagship concerts and exhibitions, and operates an industry-related talent agency. The Company and Chaodian were under the same control of the Controlling Shareholder since July 2019. Therefore, this transaction was accounted for as a business combination under common control and the Company’s consolidated financial statements included the acquired assets and liabilities of Chaodian, at their historical carrying amounts of RMB986.4 million. The consolidated financial statements as of and for the year ended December 31, 2019 reflected the results of the Company and Chaodian as if they had been combined since July 1, 2019. The excess of the consideration over the historical carrying amount of the acquired assets and liabilities, as well as noncontrolling interests, was accounted for deemed dividend to the other shareholders of Chaodian.
The allocation of the consideration of the assets acquired and liabilities assumed based on their historical carrying amounts was as follows:

Amount
RMB in thousands
Consideration	1,198,198
Cash and cash equivalents	1,199,117
Accounts receivable, net	95,147
Goodwill	36,120
Other asset acquired	68,214

Total assets acquired	1,398,598
Accrued liabilities and other payables	(323,025)
Other liabilities assumed	(89,217)

Total liability assumed	(412,242)
Noncontrolling interests	(276,621)
Deemed dividend	488,463
Total	1,198,198

In September 2020, the Company acquired the rest of noncontrolling interests of Chaodian, with the total consideration of RMB744.6 million including with a cash consideration of RMB250.5 million and 1,731,100 Class Z ordinary shares. The consideration was determined by referenced to a third-party valuer’s valuation. The difference between the total consideration and the carrying value of the noncontrolling interest of Chaodian was recognized as additional paid-in
capital, amounting to RMB193.3 million. Following the completion of this transaction, the Company held 100% of equity interest in Chaodian.
Other acquisitions
For the years ended December 31, 2018, 2019 and 2020, the Group completed several other acquisitions, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,			Amortization Period
	2018	2019	2020
	Amount
	RMB in thousands
Net assets acquired	62,800	65,582	18,495
Intangible assets
—Tradename	104,000	—	—	5 to 10 years
—User base	21,500	—	700	3 to 5 years
—Copyrights	23,500	—	49,000	9 months to 10 years
—Technology	9,000	—	—	6 to 8 months
—Vendor relationship	—	—	86,000	10 years
—On-going projects	—	—	69,000	4.5 years
Noncontrolling interests	(107,505)	(30,000)	(44,064)
Deferred tax liabilities	—	—	(49,140)
Goodwill	530,482	34,418	283,760

Total	643,777	70,000	413,751

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	391,071	70,000	295,323
Share consideration	—	—	118,428
Fair value of previously held equity interests	252,706	—	—

Total	643,777	70,000	413,751

In relation to the revaluation of previously held equity interests, the Group recognized a gain of RMB
138.6
 million in the consolidated statements of operations and comprehensive loss for the year ended December
31
,
2018
, for the other acquisitions that constitute business combinations.
Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the years ended December 31, 2018, 2019 and 2020, either individually or in aggregate.